Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity $ in Thousands		USD ($)	Share capital USD ($) shares	Additional paid-in capital USD ($)	Treasury shares USD ($)	Accumulated deficit USD ($)
Beginning balance (in shares) at Dec. 31, 2019 | shares			58,202,400
Beginning balance at Dec. 31, 2019		$ 1,976,989	$ 646	$ 2,842,446	$ (467,057)	$ (399,046)
Net income (loss) for the period		190,568				190,568
Issuance of restricted stock, net of forfeitures (in shares) | shares			469,280
Issuance of restricted stock, net of forfeitures		0	$ 5	(5)
Amortization of restricted stock, net of forfeitures		15,355		15,355
Dividends paid	[1]	(11,739)		(11,739)
Net proceeds from issuance of common shares pursuant to the at the market program (in shares) | shares			137,067
Net proceeds from issuance of common shares pursuant to the at the market program		2,575	$ 1	2,574
Equity issuance costs		(8)		(8)
Ending balance (in shares) at Jun. 30, 2020 | shares			58,808,747
Ending balance at Jun. 30, 2020		2,173,740	$ 652	2,848,623	(467,057)	(208,478)
Beginning balance (in shares) at Dec. 31, 2020 | shares			58,093,147
Beginning balance at Dec. 31, 2020		2,065,768	$ 656	2,850,206	(480,172)	(304,922)
Net income (loss) for the period		(115,176)				(115,176)
Issuance of restricted stock, net of forfeitures (in shares) | shares			276,369
Issuance of restricted stock, net of forfeitures		0	$ 3	(3)
Amortization of restricted stock, net of forfeitures		12,483		12,483
Dividends paid	[1]	(11,646)		(11,646)
Equity issuance costs		0
Equity component of issuance of Convertible Notes due 2025		7,502		7,502
Write off of equity portion of Convertible Notes due 2022		(1,518)		(1,518)
Ending balance (in shares) at Jun. 30, 2021 | shares			58,369,516
Ending balance at Jun. 30, 2021		$ 1,957,413	$ 659	$ 2,857,024	$ (480,172)	$ (420,098)

[1]	The Company's policy is to distribute dividends from available retained earnings first and then from additional paid in capital.